Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding	6 Months Ended
Mar. 31, 2022 $ / shares shares
Options Outstanding [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Outstanding at March 31, 2022 (in Shares) | shares	4,850,000
Weighted Average Remaining Contractual Life (Years)	3 years 6 months 7 days
Weighted Average Exercise Price	$ 0.29
Options Outstanding [Member] | Exercise Price 0.09 - 1.00 [Member] | Minimum [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	0.09
Options Outstanding [Member] | Exercise Price 0.09 - 1.00 [Member] | Maximum [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	1
Options Outstanding [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	$ 2.5
Number Outstanding at March 31, 2022 (in Shares) | shares	1,000,000
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 19 days
Weighted Average Exercise Price	$ 2.5
Options Outstanding [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Outstanding at March 31, 2022 (in Shares) | shares	5,850,000
Weighted Average Remaining Contractual Life (Years)	3 years 8 months 4 days
Weighted Average Exercise Price	$ 0.67
Options Outstanding [Member] | Exercise Price 0.09 – 2.50 [Member] | Minimum [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	0.09
Options Outstanding [Member] | Exercise Price 0.09 – 2.50 [Member] | Maximum [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	$ 2.5
Options Exercisable [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at March 31, 2022 (in Shares) | shares	50,000
Weighted Average Exercise Price	$ 0.4
Options Exercisable [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at March 31, 2022 (in Shares) | shares
Weighted Average Exercise Price
Options Exercisable [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at March 31, 2022 (in Shares) | shares	50,000
Weighted Average Exercise Price	$ 0.4